Schedule Minimum Lease Payments to be Received (Detail) - Namtai Shenzhen - Buildings $ in Thousands	Dec. 31, 2015 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
2016	$ 2,644
2017	881
Total	$ 3,525